Fiduciary activities and management of funds	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Fiduciary activities and management of funds
32.	Fiduciary activities and management of funds
The Group provides custody, trustee, investment management and advisory services to third parties; therefore, the Group makes purchase and sale decisions in relation to a wide range of financial instruments. Assets that are held as trust are not included in the consolidated financial statements. These services give rise to the risk that the Group could eventually be held responsible of poor yielding of the assets under its management.
As of December 31, 2022 an
d 20
21, the value of the managed
off-balance
sheet financial assets is as follows:

	2022	2021
	S/(000)	S/(000)
Investment funds	16,821,566	18,669,786
Mutual funds	4,495,832	4,310,914

Total	21,317,398	22,980,700